SCHEDULES OF INVESTMENTS

ROYCE DIVIDEND VALUE FUND

MARCH 31, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.2%

Consumer Discretionary – 6.0%
Hotels, Restaurants & Leisure - 0.2%
Travel + Leisure	3,100	$151,776
Household Durables - 4.5%
Vistry Group	77,500	1,203,144
Worthington Enterprises	30,000	1,866,900
		3,070,044
Specialty Retail - 1.3%
USS	112,000	924,455
Total		4,146,275

Energy – 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Gaztransport Et Technigaz	7,800	1,165,482
Total		1,165,482

Financials – 34.1%
Banks - 5.2%
BOK Financial	15,414	1,418,088
First Citizens BancShares Cl. A	1,314	2,148,390
		3,566,478
Capital Markets - 25.5%
Artisan Partners Asset Management Cl. A	25,600	1,171,712
B3-Brasil, Bolsa, Balcao	336,600	804,688
Bolsa Mexicana de Valores	444,000	992,720
Canaccord Genuity Group	31,500	206,969
Carlyle Group	76,020	3,566,098
Evercore Cl. A	13,500	2,599,965
KKR & Co.	19,138	1,924,900
Moelis & Company Cl. A	19,359	1,099,011
SEI Investments	37,900	2,725,010
Sprott	37,500	1,383,670
State Street	15,120	1,169,079
		17,643,822
Consumer Finance - 1.1%
goeasy	6,500	764,855
Insurance - 2.3%
Assured Guaranty	17,900	1,561,775
Total		23,536,930

Health Care – 3.6%
Health Care Providers & Services - 1.1%
Ensign Group (The)	5,951	740,424
Pharmaceuticals - 2.5%
Recordati Industria Chimica e Farmaceutica	24,210	1,338,335
Santen Pharmaceutical	41,600	408,498
		1,746,833
Total		2,487,257

Industrials – 31.8%
Aerospace & Defense - 4.2%
HEICO Corporation Cl. A	18,800	2,894,072
Building Products - 0.7%
Geberit	800	472,806

Construction & Engineering - 1.7%
Comfort Systems USA	3,584	1,138,673
Electrical Equipment - 4.2%
Hubbell Incorporated	7,060	2,930,253
Machinery - 8.2%
Graco	25,224	2,357,435
Lincoln Electric Holdings	4,510	1,152,035
Lindsay Corporation	3,843	452,167
Spirax-Sarco Engineering	13,478	1,709,631
		5,671,268
Marine Transportation - 1.2%
Clarkson	16,707	845,578
Professional Services - 6.2%
KBR	28,573	1,818,957
Korn Ferry	8,723	573,625
ManpowerGroup	19,300	1,498,452
Robert Half	4,794	380,068
		4,271,102
Trading Companies & Distributors - 5.4%
Applied Industrial Technologies	13,642	2,694,977
FTAI Aviation	15,031	1,011,586
		3,706,563
Total		21,930,315

Materials – 14.4%
Chemicals - 2.4%
Quaker Houghton	6,122	1,256,540
Scotts Miracle-Gro Cl. A	5,000	372,950
		1,629,490
Containers & Packaging - 2.1%
AptarGroup	10,198	1,467,390
Metals & Mining - 9.9%
Franco-Nevada	16,500	1,966,140
Reliance	4,982	1,664,885
Royal Gold	17,500	2,131,675
Worthington Steel	30,000	1,075,500
		6,838,200
Total		9,935,080

Real Estate – 1.6%
Real Estate Management & Development - 1.2%
RMR Group (The) Cl. A	32,700	784,800
Specialized REITs - 0.4%
OUTFRONT Media	17,900	300,541
Total		1,085,341

TOTAL COMMON STOCKS
(Cost $22,277,181)		64,286,680

REPURCHASE AGREEMENT – 6.7%
Fixed Income Clearing Corporation, 4.75% dated 3/28/24, due 4/1/24, maturity value $4,645,120 (collateralized by obligations of U.S. Government Agencies, 4.25% due 12/31/25, valued at $4,735,539) (Cost $4,642,670)		4,642,670

TOTAL INVESTMENTS – 99.9%
(Cost $26,919,851)		68,929,350

CASH AND OTHER ASSETS LESS LIABILITIES – 0.1%	93,998

NET ASSETS – 100.0%	$69,023,348

SCHEDULES OF INVESTMENTS

ROYCE GLOBAL FINANCIAL SERVICES FUND

MARCH 31, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.5%

Banks - 14.9%
Bank of N.T. Butterfield & Son	5,805	$185,702
BOK Financial	8,935	822,020
Capital City Bank Group	16,988	470,568
First Citizens BancShares Cl. A	808	1,321,080
Popular	11,701	1,030,741
Western Alliance Bancorp	8,000	513,520
Total		4,343,631

Capital Markets - 52.9%
Ares Management Cl. A	3,998	531,654
Artisan Partners Asset Management Cl. A	7,512	343,824
B3-Brasil, Bolsa, Balcao	183,000	437,487
Carlyle Group	21,185	993,788
Charles Schwab	10,270	742,932
Coronation Fund Managers	30,600	48,840
CRISIL	14,000	846,018
Donnelley Financial Solutions [1]	5,128	317,987
EFG Holding [1]	277,186	103,214
GCM Grosvenor Cl. A	21,300	205,758
Intermediate Capital Group	39,111	1,013,935
JSE	51,000	238,036
KKR & Co.	13,057	1,313,273
MarketAxess Holdings	1,423	311,993
MarketWise Cl. A	88,300	152,759
Morningstar	1,199	369,736
NZX	580,000	363,847
Onex Corporation	11,615	870,085
Rand Capital	5,000	69,000
SEI Investments	9,540	685,926
Silvercrest Asset Management Group Cl. A	27,612	436,546
Sprott	36,450	1,344,927
StoneX Group [1]	8,971	630,302
Tel Aviv Stock Exchange	232,705	1,570,206
TMX Group	22,233	586,457
U.S. Global Investors Cl. A	165,500	460,090
Virtu Financial Cl. A	10,476	214,968
Warsaw Stock Exchange	23,169	245,594
Total		15,449,182

Consumer Finance - 1.7%
goeasy	4,300	505,981
Total		505,981

Electronic Equipment, Instruments & Components - 1.4%
Crane NXT	6,500	402,350
Total		402,350

Financial Services - 3.9%
Banco Latinoamericano de Comercio Exterior Cl. E	25,700	761,234
ECN Capital	100,000	154,295
PayPal Holdings [1]	3,466	232,187
Total		1,147,716

Insurance - 8.5%
Assured Guaranty	7,594	662,577

Axis Capital Holdings	11,554	751,241
E-L Financial	1,327	1,066,841
Total		2,480,659

Metals & Mining - 3.5%
Franco-Nevada	8,571	1,021,320
Total		1,021,320

Professional Services - 0.2%
Quess Corp	8,900	55,170
Total		55,170

Real Estate Management & Development - 9.0%
Altus Group	23,760	910,021
FirstService Corporation	7,541	1,250,298
Real Matters [1]	100,000	451,810
Total		2,612,129

Software - 1.2%
Envestnet [1]	6,000	347,460
Total		347,460

Trading Companies & Distributors - 2.3%
FTAI Aviation	10,000	673,000
Total		673,000

TOTAL COMMON STOCKS
(Cost $15,056,017)		29,038,598

REPURCHASE AGREEMENT – 0.6%
Fixed Income Clearing Corporation, 4.75% dated 3/28/24, due 4/1/24, maturity value $184,373 (collateralized by obligations of U.S. Government Agencies, 4.25% due 12/31/25, valued at $188,050) (Cost $184,275)		184,275

TOTAL INVESTMENTS – 100.1%
(Cost $15,240,292)		29,222,873

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(34,559)

NET ASSETS – 100.0%		$29,188,314

SCHEDULES OF INVESTMENTS

ROYCE INTERNATIONAL PREMIER FUND

MARCH 31, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.9%

Australia – 6.5%
Hansen Technologies	3,915,565	$12,426,185
IPH	2,898,897	11,920,009
Johns Lyng Group	1,480,465	6,184,016
Total		30,530,210

Belgium – 1.6%
Azelis Group	349,882	7,394,640
Total		7,394,640

Brazil – 3.4%
Odontoprev	3,475,412	8,426,249
TOTVS	1,311,393	7,420,611
Total		15,846,860

Canada – 3.5%
Enghouse Systems	395,867	8,922,387
Open Text	186,784	7,247,696
Total		16,170,083

Finland – 1.2%
Enento Group	313,409	5,835,973
Total		5,835,973

France – 2.9%
Antin Infrastructure Partners	526,320	7,631,504
Lectra	172,805	6,031,032
Total		13,662,536

Germany – 0.3%
Norma Group	75,163	1,397,174
Total		1,397,174

Iceland – 1.0%
Embla Medical [1]	947,688	4,591,877
Total		4,591,877

Israel – 1.6%
Nice ADR [1]	28,392	7,399,523
Total		7,399,523

Italy – 4.0%
Carel Industries	324,330	7,120,534
DiaSorin	60,604	5,851,744
GVS [1]	853,321	5,569,662
Total		18,541,940

Japan – 25.0%
As One	431,800	7,536,105
BML	620,200	11,914,002
Fukui Computer Holdings	337,200	5,746,968
Hirose Electric	58,300	5,969,415
JCU	359,000	9,094,762
Maruwa	40,400	8,420,003
MEITEC Group Holdings	372,600	7,185,927

Miura	434,400	8,389,275
NSD	380,600	7,336,443
OBIC Business Consultants	159,800	7,479,079
Riken Keiki	374,200	9,393,315
TKC Corporation	470,200	11,508,066
USS	935,200	7,719,199
Zuken	322,300	9,421,175
Total		117,113,734

Jersey – 1.4%
JTC	628,386	6,511,493
Total		6,511,493

Netherlands – 1.8%
IMCD	48,772	8,595,096
Total		8,595,096

Poland – 2.1%
Asseco Poland	512,683	9,947,408
Total		9,947,408

Singapore – 1.3%
XP Power	430,614	5,924,143
Total		5,924,143

South Korea – 1.8%
NICE Information Service	1,090,786	8,280,656
Total		8,280,656

Sweden – 5.8%
Alimak Group	525,968	4,815,477
Karnov Group [1]	945,974	5,841,637
Loomis	300,510	8,388,676
Norva24 Group [1]	2,356,205	5,613,157
Vitec Software Group	45,065	2,340,820
Total		26,999,767

Switzerland – 4.2%
Kardex Holding	25,593	7,179,718
Partners Group Holding	3,775	5,391,362
VZ Holding	58,127	7,089,838
Total		19,660,918

United Kingdom – 22.5%
Ashmore Group	752,772	1,859,367
Ashtead Technology Holdings	406,151	3,895,938
Auction Technology Group [1]	873,720	6,815,091
Croda International	98,796	6,112,566
CVS Group	450,177	5,539,860
Diploma	139,813	6,568,025
DiscoverIE Group	933,063	8,914,926
Halma	217,734	6,507,570
Intertek Group	152,213	9,576,963
Learning Technologies Group	7,319,868	7,889,909
Marlowe [1]	1,335,955	8,768,112
Mortgage Advice Bureau Holdings	457,689	5,268,369
Restore	2,728,336	7,438,108
Rightmove	1,035,612	7,183,808
Spirax-Sarco Engineering	47,496	6,024,680

Victrex	425,585	6,977,605
Total		105,340,897

TOTAL COMMON STOCKS
(Cost $411,477,387)		429,744,928

PREFERRED STOCK– 1.8%
Germany – 1.8%
FUCHS	170,741	8,454,960
(Cost $6,416,643)		8,454,960

REPURCHASE AGREEMENT – 5.1%
Fixed Income Clearing Corporation, 4.75% dated 3/28/24, due 4/1/24, maturity value $23,715,556 (collateralized by obligations of U.S. Government Agencies, 4.25% due 12/31/25, valued at $24,177,156) (Cost $23,703,046)		23,703,046

TOTAL INVESTMENTS – 98.8%
(Cost $441,597,076)		461,902,934

CASH AND OTHER ASSETS LESS LIABILITIES – 1.2%		5,797,609

NET ASSETS – 100.0%		$467,700,543

SCHEDULES OF INVESTMENTS

ROYCE MICRO-CAP FUND

MARCH 31, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.4%

Communication Services – 4.7%
Entertainment - 0.9%
IMAX Corporation [1]	169,100	$2,734,347
Interactive Media & Services - 1.6%
DHI Group [1]	213,103	543,413
QuinStreet [1]	254,110	4,487,582
		5,030,995
Media - 2.2%
Entravision Communications Cl. A	218,019	357,551
Innovid Corp. [1]	841,231	2,094,666
Magnite [1]	220,900	2,374,675
Thryv Holdings [1]	97,704	2,171,960
		6,998,852
Total		14,764,194

Consumer Discretionary – 12.4%
Automobile Components - 2.2%
Modine Manufacturing [1]	43,910	4,179,793
Stoneridge [1]	153,100	2,823,164
		7,002,957
Diversified Consumer Services - 0.7%
Lincoln Educational Services [1]	217,711	2,248,955
Hotels, Restaurants & Leisure - 1.2%
Century Casinos [1]	430,485	1,360,332
Lindblad Expeditions Holdings [1]	270,400	2,522,832
		3,883,164
Household Durables - 1.8%
Hovnanian Enterprises Cl. A [1]	20,328	3,190,276
Legacy Housing [1]	117,973	2,538,779
		5,729,055
Leisure Products - 1.4%
American Outdoor Brands [1]	260,456	2,292,013
MasterCraft Boat Holdings [1]	85,300	2,023,316
		4,315,329
Specialty Retail - 4.4%
Beyond [1]	67,100	2,409,561
Citi Trends [1]	129,516	3,513,769
OneWater Marine Cl. A [1]	73,419	2,066,745
Shoe Carnival	109,322	4,005,558
Zumiez [1]	127,900	1,942,801
		13,938,434
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group [1]	443,400	452,268
Vera Bradley [1]	280,100	1,904,680
		2,356,948
Total		39,474,842

Consumer Staples – 0.6%
Food Products - 0.6%
Seneca Foods Cl. A [1]	32,848	1,869,051
Total		1,869,051

Energy – 3.9%
Energy Equipment & Services - 3.9%
Natural Gas Services Group [1]	224,671	4,365,358
Newpark Resources [1]	504,400	3,641,768

Profire Energy [1]	1,404,632	2,598,569
Ranger Energy Services Cl. A	153,277	1,730,497
Total		12,336,192

Financials – 11.9%
Banks - 7.6%
BayCom	148,162	3,053,619
Customers Bancorp [1]	69,000	3,661,140
HarborOne Bancorp	251,253	2,678,357
HBT Financial	153,472	2,922,107
HomeTrust Bancshares	111,500	3,048,410
Investar Holding	179,900	2,943,164
Midway Investments [1,2]	1,858,170	0
Stellar Bancorp	99,377	2,420,824
Territorial Bancorp	34,526	278,279
Western New England Bancorp	389,115	2,984,512
		23,990,412
Capital Markets - 3.4%
Canaccord Genuity Group	381,332	2,505,522
Silvercrest Asset Management Group Cl. A	170,773	2,699,921
Sprott	70,380	2,596,871
StoneX Group [1]	41,469	2,913,612
		10,715,926
Financial Services - 0.9%
Cass Information Systems	60,216	2,900,605
Total		37,606,943

Health Care – 6.8%
Biotechnology - 2.4%
ARS Pharmaceuticals [1,3]	203,124	2,075,927
CareDx [1]	158,735	1,681,004
Dynavax Technologies [1]	192,200	2,385,202
MeiraGTx Holdings [1]	233,689	1,418,492
		7,560,625
Health Care Equipment & Supplies - 2.5%
Apyx Medical [1]	591,572	804,538
Artivion [1]	176,155	3,727,440
Profound Medical [1]	227,300	1,916,331
Zynex [1]	118,700	1,468,319
		7,916,628
Life Sciences Tools & Services - 1.3%
BioLife Solutions [1]	87,096	1,615,631
Harvard Bioscience [1]	641,759	2,721,058
		4,336,689
Pharmaceuticals - 0.6%
Harrow [1,3]	138,016	1,825,952
Total		21,639,894

Industrials – 25.9%
Aerospace & Defense - 1.0%
Astronics Corporation [1]	132,200	2,517,088
CPI Aerostructures [1]	343,190	803,065
		3,320,153
Building Products - 1.3%
Quanex Building Products	111,694	4,292,400
Commercial Services & Supplies - 4.4%
Acme United	77,030	3,619,640
CECO Environmental [1]	180,679	4,159,230
Montrose Environmental Group [1]	48,745	1,909,342
VSE Corporation	51,943	4,155,440
		13,843,652

Construction & Engineering - 3.7%
Concrete Pumping Holdings [1]	322,232	2,545,633
Construction Partners Cl. A [1]	18,847	1,058,259
IES Holdings [1]	36,416	4,429,642
Northwest Pipe [1]	105,247	3,649,966
		11,683,500
Electrical Equipment - 1.0%
American Superconductor [1]	235,623	3,183,267
Machinery - 5.8%
Alimak Group	199,400	1,825,598
Commercial Vehicle Group [1]	267,846	1,722,250
Graham Corporation [1]	161,165	4,396,581
Luxfer Holdings	156,839	1,626,420
Porvair	329,800	2,589,118
Shyft Group (The)	187,523	2,329,036
Wabash National	130,000	3,892,200
		18,381,203
Marine Transportation - 1.2%
Clarkson	74,624	3,776,885
Professional Services - 5.0%
CRA International	27,383	4,095,949
Forrester Research [1]	89,604	1,931,862
Kforce	42,732	3,013,461
NV5 Global [1]	24,400	2,391,444
Resources Connection	217,997	2,868,841
TrueBlue [1]	121,200	1,517,424
		15,818,981
Trading Companies & Distributors - 2.5%
Distribution Solutions Group [1]	114,248	4,053,519
Transcat [1]	33,974	3,785,723
		7,839,242
Total		82,139,283

Information Technology – 26.1%
Communications Equipment - 3.9%
Applied Optoelectronics [1]	194,513	2,695,950
Clearfield [1,3]	62,045	1,913,468
Comtech Telecommunications [1]	156,543	536,943
Digi International [1]	102,500	3,272,825
EMCORE Corporation [1]	183,294	63,236
Genasys [1]	560,518	1,328,428
Harmonic [1]	195,900	2,632,896
		12,443,746
Electronic Equipment, Instruments & Components - 8.0%
Arlo Technologies [1]	313,500	3,965,775
Bel Fuse Cl. B	39,667	2,392,317
FARO Technologies [1]	140,445	3,020,972
LightPath Technologies Cl. A [1]	852,684	1,176,704
Luna Innovations [1]	456,864	1,464,249
nLIGHT [1]	263,850	3,430,050
PAR Technology [1]	75,000	3,402,000
Powerfleet NJ [1,3]	508,226	2,713,927
SmartRent Cl. A [1]	250,517	671,385
VIA optronics ADR [1]	261,857	206,867
Vishay Precision Group [1]	83,000	2,932,390
		25,376,636
Semiconductors & Semiconductor Equipment - 11.8%
Aehr Test Systems [1,3]	112,491	1,394,888
Amtech Systems [1]	246,981	1,336,167
Axcelis Technologies [1]	16,297	1,817,441
AXT [1]	496,600	2,279,394
Camtek [1]	45,244	3,790,090

Cohu [1]	84,900	2,829,717
Ichor Holdings [1]	85,900	3,317,458
inTEST Corporation [1]	189,412	2,509,709
Kopin Corporation [1]	806,075	1,450,935
Nova [1]	23,104	4,098,188
NVE Corporation	36,143	3,259,376
PDF Solutions [1]	71,600	2,410,772
Photronics [1]	121,704	3,446,657
Ultra Clean Holdings [1]	77,389	3,555,251
		37,496,043
Software - 0.8%
Agilysys [1]	30,821	2,596,977
Technology Hardware, Storage & Peripherals - 1.6%
AstroNova [1]	171,881	3,062,919
Intevac [1]	504,628	1,937,772
		5,000,691
Total		82,914,093

Materials – 4.5%
Chemicals - 1.5%
Aspen Aerogels [1]	170,841	3,006,802
Core Molding Technologies [1]	94,294	1,784,985
		4,791,787
Metals & Mining - 3.0%
Altius Minerals	114,900	1,743,158
Ferroglobe	397,896	1,981,522
Major Drilling Group International [1]	507,100	3,369,311
Universal Stainless & Alloy Products [1]	111,710	2,504,538
		9,598,529
Total		14,390,316

Real Estate – 0.6%
Real Estate Management & Development - 0.6%
FRP Holdings [1]	29,575	1,815,905
Total		1,815,905

TOTAL COMMON STOCKS
(Cost $221,761,429)		308,950,713

REPURCHASE AGREEMENT – 2.6%
Fixed Income Clearing Corporation, 4.75% dated 3/28/24, due 4/1/24, maturity value $8,418,806 (collateralized by obligations of U.S. Government Agencies, 4.25% due 12/31/25, valued at $8,582,682) (Cost $8,414,365)		8,414,365

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.3%
Money Market Funds Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-5.18%) (Cost $853,060)	853,060	853,060

TOTAL INVESTMENTS – 100.3%
(Cost $231,028,854)		318,218,138

LIABILITIES LESS CASH AND OTHER ASSETS – (0.3)%		(967,915)

NET ASSETS – 100.0%		$317,250,223

SCHEDULES OF INVESTMENTS

ROYCE PENNSYLVANIA MUTUAL FUND

MARCH 31, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.1%

Communication Services – 2.6%
Diversified Telecommunication Services - 0.6%
Globalstar [1]	4,708,344	$6,921,265
IDT Corporation Cl. B	88,069	3,329,889
Liberty Latin America Cl. C [1]	187,820	1,312,862
		11,564,016
Entertainment - 0.4%
IMAX Corporation [1]	512,346	8,284,635
Interactive Media & Services - 1.4%
QuinStreet [1]	192,574	3,400,857
Shutterstock	75,272	3,448,210
Ziff Davis [1]	315,181	19,869,010
		26,718,077
Media - 0.2%
TEGNA	236,585	3,534,580
Total		50,101,308

Consumer Discretionary – 8.7%
Automobile Components - 2.3%
Dorman Products [1]	128,655	12,401,055
Fox Factory Holding [1]	50,000	2,603,500
Gentex Corporation	251,234	9,074,572
LCI Industries	58,547	7,204,794
Modine Manufacturing [1]	94,660	9,010,685
Stoneridge [1]	57,057	1,052,131
Visteon Corporation [1]	29,791	3,503,720
		44,850,457
Distributors - 0.1%
LKQ Corporation	13,159	702,822
Pool Corporation	2,993	1,207,676
		1,910,498
Hotels, Restaurants & Leisure - 0.3%
Bloomin’ Brands	125,309	3,593,862
Denny’s Corporation [1]	246,201	2,205,961
		5,799,823
Household Durables - 1.4%
Helen of Troy [1]	28,304	3,261,753
Installed Building Products	10,290	2,662,332
Legacy Housing [1]	97,929	2,107,432
M/I Homes [1]	27,692	3,774,142
PulteGroup	32,636	3,936,554
Skyline Champion [1]	64,373	5,472,349
TopBuild Corp. [1]	5,371	2,367,161
Tri Pointe Homes [1]	94,753	3,663,151
		27,244,874
Leisure Products - 0.4%
Brunswick Corporation	61,957	5,980,090
YETI Holdings [1]	69,448	2,677,220
		8,657,310
Specialty Retail - 3.6%
Advance Auto Parts	113,238	9,635,421
Asbury Automotive Group [1]	57,809	13,630,206
Buckle (The)	88,565	3,566,513
Caleres	104,204	4,275,490
Destination XL Group [1]	825,872	2,973,139
Murphy USA	15,295	6,411,664

OneWater Marine Cl. A [1]	249,683	7,028,577
Shoe Carnival	177,936	6,519,575
Signet Jewelers	34,499	3,452,315
Valvoline [1]	215,867	9,621,192
Williams-Sonoma	10,845	3,443,613
		70,557,705
Textiles, Apparel & Luxury Goods - 0.6%
Carter’s	94,715	8,020,466
Kontoor Brands	58,964	3,552,581
		11,573,047
Total		170,593,714

Consumer Staples – 1.2%
Food Products - 0.5%
Nomad Foods	534,749	10,459,691
Personal Care Products - 0.7%
Inter Parfums	96,022	13,492,051
Total		23,951,742

Energy – 2.0%
Energy Equipment & Services - 1.1%
Core Laboratories	142,775	2,438,597
Helmerich & Payne	89,231	3,753,056
Pason Systems	1,225,435	14,149,203
		20,340,856
Oil, Gas & Consumable Fuels - 0.9%
Chord Energy	20,729	3,694,737
Civitas Resources	50,841	3,859,340
Matador Resources	73,471	4,905,659
Northern Oil & Gas	22,510	893,197
SilverBow Resources [1]	121,223	4,138,553
		17,491,486
Total		37,832,342

Financials – 18.0%
Banks - 5.5%
Bank of N.T. Butterfield & Son	190,500	6,094,095
BankUnited	194,408	5,443,424
BOK Financial	40,738	3,747,896
CNB Financial	118,974	2,425,880
First Bancshares (The)	160,741	4,171,229
First Citizens BancShares Cl. A	18,024	29,469,240
First Hawaiian	252,895	5,553,574
Hingham Institution for Savings	21,496	3,750,192
Home BancShares	249,980	6,142,009
Independent Bank Group	138,696	6,331,472
Origin Bancorp	187,468	5,856,500
Popular	189,632	16,704,683
Timberland Bancorp	86,393	2,325,699
TrustCo Bank Corp NY	119,367	3,361,375
Valley National Bancorp	319,581	2,543,865
Western Alliance Bancorp	52,505	3,370,296
		107,291,429
Capital Markets - 6.2%
Artisan Partners Asset Management Cl. A	369,723	16,922,222
Evercore Cl. A	42,343	8,154,838
GCM Grosvenor Cl. A	961,176	9,284,960
Houlihan Lokey Cl. A	38,321	4,912,369
Lazard	133,923	5,607,356
Morningstar	49,196	15,170,571
Onex Corporation	160,000	11,985,678
SEI Investments	326,732	23,492,031

Sprott	244,764	9,031,269
TMX Group	499,710	13,181,232
Tradeweb Markets Cl. A	46,644	4,858,905
		122,601,431
Consumer Finance - 0.4%
FirstCash Holdings	6,587	840,106
goeasy	31,251	3,677,308
PRA Group [1]	118,066	3,079,161
		7,596,575
Financial Services - 1.0%
Compass Diversified Holdings	99,808	2,402,379
International Money Express [1]	165,469	3,777,657
NewtekOne	146,849	1,615,339
Repay Holdings Cl. A [1]	821,380	9,035,180
WEX [1]	8,600	2,042,758
		18,873,313
Insurance - 4.9%
Assured Guaranty	258,215	22,529,259
Axis Capital Holdings	93,062	6,050,891
Berkley (W.R.)	115,152	10,184,043
E-L Financial	23,618	18,987,683
International General Insurance Holdings	653,364	8,846,549
RenaissanceRe Holdings	36,224	8,513,727
RLI Corp.	51,399	7,631,209
Safety Insurance Group	68,754	5,650,891
Stewart Information Services	6,915	449,890
Tiptree	141,104	2,438,277
White Mountains Insurance Group	3,024	5,425,963
		96,708,382
Total		353,071,130

Health Care – 8.1%
Biotechnology - 0.7%
CareDx [1]	210,203	2,226,050
Catalyst Pharmaceuticals [1]	571,578	9,110,953
Halozyme Therapeutics [1]	53,392	2,171,987
MeiraGTx Holdings [1]	95,578	580,158
		14,089,148
Health Care Equipment & Supplies - 4.1%
Alphatec Holdings [1]	195,493	2,695,848
AtriCure [1]	24,482	744,742
Enovis [1]	424,162	26,488,917
Haemonetics Corporation [1]	363,531	31,027,371
Insulet Corporation [1]	927	158,888
OrthoPediatrics Corp. [1]	55,623	1,621,967
Profound Medical [1]	52,098	439,230
RxSight [1]	30,008	1,547,813
Surmodics [1]	160,625	4,712,738
TransMedics Group [1]	141,198	10,440,180
		79,877,694
Health Care Providers & Services - 0.5%
Cross Country Healthcare [1]	10,537	197,253
Molina Healthcare [1]	13,360	5,488,689
Surgery Partners [1]	134,162	4,002,052
		9,687,994
Health Care Technology - 0.0%
Simulations Plus	9,110	374,876
Life Sciences Tools & Services - 2.4%
Azenta [1]	132,157	7,966,424
BioLife Solutions [1]	39,162	726,455
Bio-Rad Laboratories Cl. A [1]	10,642	3,680,749
Bio-Techne	155,896	10,973,519

Charles River Laboratories International [1]	7,263	1,967,910
Harvard Bioscience [1]	121,940	517,026
Medpace Holdings [1]	4,524	1,828,375
Mesa Laboratories	96,706	10,611,549
Quanterix Corporation [1]	16,148	380,447
Revvity	26,253	2,756,565
Stevanato Group	182,382	5,854,462
		47,263,481
Pharmaceuticals - 0.4%
Collegium Pharmaceutical [1]	93,498	3,629,592
SIGA Technologies	500,476	4,284,075
		7,913,667
Total		159,206,860

Industrials – 28.9%
Aerospace & Defense - 1.1%
HEICO Corporation	68,464	13,076,624
Leonardo DRS [1]	409,055	9,036,025
		22,112,649
Air Freight & Logistics - 0.4%
Hub Group Cl. A	190,212	8,220,963
Building Products - 3.8%
Advanced Drainage Systems	13,130	2,261,511
Builders FirstSource [1]	139,290	29,048,930
Carlisle Companies	12,178	4,771,949
CSW Industrials	9,200	2,158,320
Janus International Group [1]	326,872	4,945,573
Quanex Building Products	135,154	5,193,968
Simpson Manufacturing	54,837	11,251,456
UFP Industries	117,697	14,477,908
		74,109,615
Commercial Services & Supplies - 1.2%
Brady Corporation Cl. A	107,763	6,388,191
Driven Brands Holdings [1]	227,257	3,588,388
Healthcare Services Group [1]	617,754	7,709,570
Montrose Environmental Group [1]	21,990	861,348
RB Global	45,109	3,435,953
Vestis	114,487	2,206,164
		24,189,614
Construction & Engineering - 3.4%
Arcosa	401,545	34,476,654
Comfort Systems USA	4,900	1,556,779
Construction Partners Cl. A [1]	141,106	7,923,102
EMCOR Group	22,483	7,873,547
Northwest Pipe [1]	66,169	2,294,741
Valmont Industries	40,416	9,226,164
WillScot Mobile Mini Holdings Corp. [1]	46,766	2,174,619
		65,525,606
Electrical Equipment - 1.7%
Allient	24,100	859,888
American Superconductor [1]	93,326	1,260,834
Atkore	22,775	4,335,449
Encore Wire	19,969	5,247,454
nVent Electric	32,345	2,438,813
Preformed Line Products	101,976	13,121,252
Vertiv Holdings Cl. A	74,501	6,084,497
		33,348,187
Ground Transportation - 0.9%
ArcBest Corporation	26,757	3,812,873
Landstar System	63,918	12,320,834
Schneider National Cl. B	86,421	1,956,571
		18,090,278

Machinery - 7.7%
Allison Transmission Holdings	51,519	4,181,282
Atmus Filtration Technologies [1]	322,746	10,408,558
Chart Industries [1]	2,277	375,067
Douglas Dynamics	57,834	1,394,956
Enpro	95,679	16,147,745
Esab	161,958	17,907,696
ESCO Technologies	128,851	13,793,500
Graham Corporation [1]	91,849	2,505,641
Helios Technologies	55,536	2,481,904
John Bean Technologies	133,930	14,047,918
Kadant	53,996	17,716,088
Lincoln Electric Holdings	80,432	20,545,550
Lindsay Corporation	30,078	3,538,977
Miller Industries	182,314	9,133,931
RBC Bearings [1]	41,049	11,097,597
Standex International	4,146	755,484
Wabash National	132,017	3,952,589
Westport Fuel Systems [1,3]	11,598	78,171
		150,062,654
Marine Transportation - 0.8%
Clarkson	30,004	1,518,569
Genco Shipping & Trading	24,682	501,785
Kirby Corporation [1]	138,150	13,168,458
		15,188,812
Passenger Airlines - 0.2%
Sun Country Airlines Holdings [1]	194,570	2,936,061
Professional Services - 2.9%
Barrett Business Services	28,609	3,625,332
CBIZ [1]	95,716	7,513,706
Dun & Bradstreet Holdings	504,048	5,060,642
Exponent	35,842	2,963,775
Forrester Research [1]	405,720	8,747,323
IBEX [1]	221,424	3,416,572
KBR	265,508	16,902,239
Korn Ferry	119,710	7,872,130
NV5 Global [1]	10,870	1,065,369
		57,167,088
Trading Companies & Distributors - 4.8%
Air Lease Cl. A	641,266	32,986,723
Applied Industrial Technologies	65,260	12,892,113
Core & Main Cl. A [1]	44,648	2,556,098
Distribution Solutions Group [1]	108,002	3,831,911
EVI Industries	342,790	8,535,471
FTAI Aviation	57,008	3,836,638
MSC Industrial Direct Cl. A	24,169	2,345,360
Richelieu Hardware	292,057	9,185,064
Transcat [1]	134,918	15,033,912
WESCO International	19,371	3,317,865
		94,521,155
Total		565,472,682

Information Technology – 19.2%
Communications Equipment - 0.7%
Aviat Networks [1]	89,885	3,446,191
Calix [1]	21,335	707,469
Digi International [1]	278,174	8,882,096
Harmonic [1]	53,239	715,532
		13,751,288
Electronic Equipment, Instruments & Components - 8.3%
Bel Fuse Cl. B	31,259	1,885,230
Cognex Corporation	340,069	14,425,727

Coherent Corp. [1]	155,272	9,412,589
Crane NXT	99,600	6,165,240
ePlus [1]	47,965	3,767,171
Fabrinet [1]	96,700	18,278,234
FARO Technologies [1]	114,396	2,460,658
Flex [1]	138,624	3,966,033
Jabil	26,451	3,543,111
Kimball Electronics [1]	267,996	5,802,113
Littelfuse	31,522	7,639,357
Luna Innovations [1,3]	389,065	1,246,953
NAPCO Security Technologies	200,000	8,032,000
nLIGHT [1]	80,802	1,050,426
PAR Technology [1]	355,975	16,147,026
Powerfleet NJ [1,3]	910,774	4,863,533
Rogers Corporation [1]	107,298	12,735,200
Sanmina Corporation [1]	55,840	3,472,131
TD SYNNEX	32,139	3,634,921
Teledyne Technologies [1]	8,140	3,494,665
Trimble [1]	10,000	643,600
Vishay Intertechnology	142,440	3,230,539
Vishay Precision Group [1]	153,316	5,416,654
Vontier Corporation	463,196	21,010,571
		162,323,682
IT Services - 0.6%
Hackett Group (The)	142,345	3,458,983
Kyndryl Holdings [1]	376,343	8,189,224
		11,648,207
Semiconductors & Semiconductor Equipment - 7.1%
Amkor Technology	83,462	2,690,815
Axcelis Technologies [1]	19,859	2,214,676
Camtek [1]	74,114	6,208,530
Cirrus Logic [1]	178,890	16,558,058
Cohu [1]	141,154	4,704,663
Diodes [1]	42,400	2,989,200
FormFactor [1]	333,335	15,210,076
Ichor Holdings [1]	32,701	1,262,913
Impinj [1]	89,751	11,524,926
Kulicke & Soffa Industries	72,178	3,631,275
MKS Instruments	120,531	16,030,623
Nova [1,3]	52,494	9,311,386
NVE Corporation	25,461	2,296,073
Onto Innovation [1]	118,970	21,543,088
Photronics [1]	132,417	3,750,049
Rambus [1]	90,736	5,608,392
Silicon Motion Technology ADR	59,274	4,560,541
SiTime [1]	20,578	1,918,487
Ultra Clean Holdings [1]	159,460	7,325,592
		139,339,363
Software - 2.4%
Agilysys [1]	100,142	8,437,965
Alkami Technology [1]	83,486	2,051,251
Computer Modelling Group	2,393,592	17,971,157
Dolby Laboratories Cl. A	63,720	5,337,824
PROS Holdings [1]	145,078	5,270,684
Q2 Holdings [1]	47,857	2,515,364
Sapiens International	66,417	2,135,971
Teradata Corporation [1]	100,306	3,878,833
		47,599,049
Technology Hardware, Storage & Peripherals - 0.1%
AstroNova [1]	81,672	1,455,395
Total		376,116,984

Materials – 8.2%
Chemicals - 4.9%
Aspen Aerogels [1]	140,966	2,481,002
Balchem Corporation	58,436	9,054,658
Element Solutions	1,062,286	26,535,904
Ingevity Corporation [1]	167,946	8,011,024
Innospec	178,249	22,983,426
Minerals Technologies	156,838	11,806,765
Quaker Houghton	75,376	15,470,924
		96,343,703
Containers & Packaging - 0.3%
Graphic Packaging Holding Company	87,776	2,561,304
Silgan Holdings	73,274	3,558,185
		6,119,489
Metals & Mining - 2.0%
Alamos Gold Cl. A	1,393,592	20,545,592
Haynes International	13,831	831,520
Major Drilling Group International [1]	285,000	1,893,618
Materion Corporation	50,000	6,587,500
Reliance	16,845	5,629,262
Ryerson Holding	103,139	3,455,157
		38,942,649
Paper & Forest Products - 1.0%
Louisiana-Pacific	71,516	6,000,908
Stella-Jones	230,915	13,467,413
		19,468,321
Total		160,874,162

Real Estate – 2.2%
Real Estate Management & Development - 2.2%
Colliers International Group	41,009	5,012,530
DigitalBridge Group Cl. A	199,366	3,841,783
FirstService Corporation	46,008	7,628,126
FRP Holdings [1]	86,223	5,294,092
Kennedy-Wilson Holdings	1,316,668	11,297,012
Marcus & Millichap	196,678	6,720,487
RMR Group (The) Cl. A	126,855	3,044,520
Total		42,838,550

TOTAL COMMON STOCKS
(Cost $1,230,744,373)		1,940,059,474

REPURCHASE AGREEMENT – 1.2%
Fixed Income Clearing Corporation, 4.75% dated 3/28/24, due 4/1/24, maturity value $24,268,029 (collateralized by obligations of U.S. Government Agencies, 4.25% due 12/31/25, valued at $24,740,402) (Cost $24,255,227)		24,255,227

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.2%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-5.18%) (Cost $3,244,325)	3,244,325	3,244,325

TOTAL INVESTMENTS – 100.5%
(Cost $1,258,243,925)		1,967,559,026

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%	(9,141,070)

NET ASSETS – 100.0%	$1,958,417,956

SCHEDULES OF INVESTMENTS

ROYCE PREMIER FUND

MARCH 31, 2024 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 94.5%

Communication Services – 1.6%
Interactive Media & Services - 1.6%
Ziff Davis [1]	380,366	$23,978,273
Total		23,978,273

Consumer Discretionary – 10.7%
Automobile Components - 2.2%
Dorman Products [1]	194,316	18,730,119
LCI Industries	118,038	14,525,757
		33,255,876
Distributors - 1.3%
Pool Corporation	50,355	20,318,243
Household Durables - 1.4%
Installed Building Products	80,073	20,717,287
Leisure Products - 1.6%
Brunswick Corporation	246,935	23,834,166
Specialty Retail - 1.7%
Valvoline [1]	559,000	24,914,630
Textiles, Apparel & Luxury Goods - 2.5%
Ralph Lauren Cl. A	199,719	37,499,239
Total		160,539,441

Consumer Staples – 1.7%
Personal Care Products - 1.7%
Inter Parfums	176,963	24,865,071
Total		24,865,071

Financials – 10.3%
Capital Markets - 10.3%
Ares Management Cl. A	151,445	20,139,156
Lazard	436,759	18,287,100
Morningstar	135,516	41,789,069
SEI Investments	615,771	44,273,935
TMX Group	1,136,994	29,991,359
Total		154,480,619

Health Care – 5.8%
Health Care Equipment & Supplies - 4.3%
Enovis [1]	438,872	27,407,556
Haemonetics Corporation [1]	440,619	37,606,832
		65,014,388
Life Sciences Tools & Services - 1.5%
Bio-Techne	308,413	21,709,191
Total		86,723,579

Industrials – 34.7%
Aerospace & Defense - 2.2%
Woodward	212,102	32,689,160
Building Products - 3.3%
Simpson Manufacturing	170,578	34,999,194
UFP Industries	124,060	15,260,621
		50,259,815
Commercial Services & Supplies - 2.0%
RB Global	402,022	30,622,016
Construction & Engineering - 4.3%
Arcosa	481,090	41,306,387
Valmont Industries	103,599	23,649,580
		64,955,967
Ground Transportation - 2.1%
Landstar System	161,303	31,092,766
Machinery - 16.2%
Enpro	103,793	17,517,145
Esab	245,591	27,154,997
ESCO Technologies	268,028	28,692,397
John Bean Technologies	306,081	32,104,836
Kadant	132,899	43,604,162
Lincoln Electric Holdings	184,101	47,026,759
Lindsay Corporation	177,011	20,827,114
RBC Bearings [1]	99,294	26,844,133
		243,771,543
Professional Services - 2.5%
Exponent	92,567	7,654,365
Forrester Research [1]	733,345	15,810,918
Korn Ferry	203,652	13,392,156
		36,857,439
Trading Companies & Distributors - 2.1%
Air Lease Cl. A	627,000	32,252,880
Total		522,501,586

Information Technology – 11.7%
Electronic Equipment, Instruments & Components - 4.3%
Cognex Corporation	510,757	21,666,312
Littelfuse	90,280	21,879,358
Rogers Corporation [1]	177,100	21,019,999
		64,565,669
Semiconductors & Semiconductor Equipment - 7.4%
Cirrus Logic [1]	291,027	26,937,459
FormFactor [1]	776,000	35,408,880
MKS Instruments	371,165	49,364,945
		111,711,284
Total		176,276,953

Materials – 10.9%
Chemicals - 5.5%
Innospec	342,837	44,205,403
Quaker Houghton	188,206	38,629,281
		82,834,684
Metals & Mining - 2.9%
Reliance	130,525	43,618,844
Paper & Forest Products - 2.5%
Stella-Jones	649,257	37,865,936
Total		164,319,464

Real Estate – 7.1%
Real Estate Management & Development - 7.1%
Colliers International Group	272,004	33,247,049
FirstService Corporation	239,300	39,675,940
Kennedy-Wilson Holdings	2,254,149	19,340,599
Marcus & Millichap	439,331	15,011,940
Total		107,275,528

TOTAL COMMON STOCKS
(Cost $764,132,038)		1,420,960,514

REPURCHASE AGREEMENT – 5.5%
Fixed Income Clearing Corporation, 4.75% dated 3/28/24, due 4/1/24, maturity value $82,150,778 (collateralized by obligations of U.S. Government Agencies, 4.25% due 12/31/25, valued at $83,749,651)
(Cost $82,107,444)		82,107,444

TOTAL INVESTMENTS – 100.0%
(Cost $846,239,482)		1,503,067,958

CASH AND OTHER ASSETS LESS LIABILITIES – 0.0%		668,192

NET ASSETS – 100.0%		$1,503,736,150

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP OPPORTUNITY FUND

MARCH 31, 2024 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.6%

Communication Services – 5.6%
Diversified Telecommunication Services - 0.3%
Ooma [1]	472,621	$4,031,457
Entertainment - 0.4%
IMAX Corporation [1]	245,749	3,973,761
Lions Gate Entertainment Cl. A [1]	105,492	1,049,646
		5,023,407
Interactive Media & Services - 2.9%
Cars.com [1]	300,002	5,154,034
DHI Group [1]	1,572,245	4,009,225
EverQuote Cl. A [1]	547,510	10,161,786
IAC [1]	149,310	7,964,195
QuinStreet [1]	625,461	11,045,641
		38,334,881
Media - 2.0%
comScore [1,3]	63,653	980,256
Criteo ADR [1]	215,228	7,548,046
Innovid Corp. [1]	1,686,282	4,198,842
Magnite [1]	651,481	7,003,421
Thryv Holdings [1]	253,535	5,636,083
		25,366,648
Total		72,756,393

Consumer Discretionary – 14.5%
Automobile Components - 4.1%
Adient [1]	128,060	4,215,735
Fox Factory Holding [1]	85,813	4,468,283
Garrett Motion [1]	965,833	9,600,380
Gentherm [1]	97,806	5,631,670
Goodyear Tire & Rubber [1]	323,610	4,443,165
Modine Manufacturing [1]	96,489	9,184,788
Patrick Industries	55,346	6,612,187
Stoneridge [1]	491,482	9,062,928
		53,219,136
Broadline Retail - 1.4%
Dillard’s Cl. A	20,610	9,720,501
Nordstrom	403,012	8,169,053
		17,889,554
Diversified Consumer Services - 0.4%
Udemy [1]	502,314	5,515,408
Hotels, Restaurants & Leisure - 0.4%
Century Casinos [1]	427,984	1,352,429
Krispy Kreme	103,031	1,569,677
Noodles & Company Cl. A [1]	1,517,226	2,897,902
		5,820,008
Household Durables - 3.3%
Beazer Homes USA [1]	111,402	3,653,986
Cavco Industries [1]	18,586	7,416,929
Century Communities	41,577	4,012,180
M/I Homes [1]	26,241	3,576,386
Skyline Champion [1]	109,855	9,338,773
Taylor Morrison Home [1]	100,180	6,228,191
Toll Brothers	33,696	4,359,251
Tri Pointe Homes [1]	107,998	4,175,203
		42,760,899

Specialty Retail - 3.7%
Advance Auto Parts	59,932	5,099,614
Asbury Automotive Group [1]	31,029	7,316,018
Beyond [1]	176,794	6,348,672
Caleres	160,089	6,568,452
Designer Brands Cl. A	406,269	4,440,520
J.Jill [1]	226,039	7,226,467
MarineMax [1]	110,495	3,675,064
OneWater Marine Cl. A [1]	158,774	4,469,488
Victoria’s Secret & Co. [1]	143,220	2,775,603
		47,919,898
Textiles, Apparel & Luxury Goods - 1.2%
Fossil Group [1]	635,102	647,804
Lakeland Industries [4]	449,748	8,230,388
Rocky Brands	167,701	4,549,728
Vera Bradley [1]	458,251	3,116,107
		16,544,027
Total		189,668,930

Consumer Staples – 1.3%
Food Products - 0.5%
SunOpta [1]	812,330	5,580,707
Household Products - 0.5%
Spectrum Brands Holdings	73,618	6,552,739
Personal Care Products - 0.3%
Inter Parfums	30,267	4,252,816
Total		16,386,262

Energy – 7.1%
Energy Equipment & Services - 3.5%
Archrock	330,123	6,493,519
DMC Global [1]	211,680	4,125,643
Mammoth Energy Services [1]	806,829	2,936,858
Newpark Resources [1]	735,154	5,307,812
Patterson-UTI Energy	428,118	5,111,729
ProPetro Holding Corp. [1]	334,914	2,706,105
Ranger Energy Services Cl. A	415,941	4,695,974
Select Water Solutions Cl. A	866,753	8,000,130
Solaris Oilfield Infrastructure Cl. A	693,029	6,008,561
		45,386,331
Oil, Gas & Consumable Fuels - 3.6%
Ardmore Shipping	483,056	7,931,780
Baytex Energy	1,479,445	5,370,385
Matador Resources	104,677	6,989,283
Navigator Holdings	463,460	7,114,111
Northern Oil & Gas	188,156	7,466,030
Scorpio Tankers	110,918	7,936,183
Southwestern Energy [1]	504,915	3,827,256
		46,635,028
Total		92,021,359

Financials – 6.3%
Banks - 2.6%
Axos Financial [1]	67,985	3,673,909
BankUnited	137,348	3,845,744
BayCom	176,305	3,633,646
Business First Bancshares	193,442	4,309,888
Customers Bancorp [1]	67,328	3,572,424
First Bancshares (The)	116,023	3,010,797
Hilltop Holdings	152,882	4,788,264
Seacoast Banking Corporation of Florida	118,265	3,002,748
Western Alliance Bancorp	51,100	3,280,109
		33,117,529
Capital Markets - 2.3%
Artisan Partners Asset Management Cl. A	124,056	5,678,043
Bridge Investment Group Holdings Cl. A	108,595	743,876
Canaccord Genuity Group	1,069,026	7,023,979
GCM Grosvenor Cl. A	504,995	4,878,252
Moelis & Company Cl. A	96,486	5,477,510
Perella Weinberg Partners Cl. A	458,051	6,472,261
		30,273,921
Financial Services - 0.8%
Acacia Research [1]	506,381	2,699,011
I3 Verticals Cl. A [1]	93,081	2,130,624
Repay Holdings Cl. A [1]	326,068	3,586,748
Walker & Dunlop	24,848	2,511,139
		10,927,522
Insurance - 0.6%
Brighthouse Financial [1]	152,692	7,869,746
Total		82,188,718

Health Care – 6.6%
Biotechnology - 0.3%
MiMedx Group [1]	552,578	4,254,851
Health Care Equipment & Supplies - 2.4%
Accuray [1,3]	2,038,653	5,035,473
AngioDynamics [1]	311,001	1,825,576
Apyx Medical [1,3]	994,273	1,352,211
Artivion [1]	499,139	10,561,781
Tactile Systems Technology [1]	330,227	5,366,189
Varex Imaging [1]	389,422	7,048,538
		31,189,768
Health Care Providers & Services - 2.5%
AdaptHealth Corp. [1]	362,788	4,175,690
Community Health Systems [1]	818,621	2,865,173
Cross Country Healthcare [1]	273,322	5,116,588
ModivCare [1]	1,078	25,279
NeoGenomics [1]	357,116	5,613,864
Quipt Home Medical [1]	762,616	3,332,632
RadNet [1]	136,062	6,620,777
Select Medical Holdings	152,850	4,608,427
		32,358,430
Health Care Technology - 0.4%
LifeMD [1,3]	498,453	5,124,097
Life Sciences Tools & Services - 0.4%
Azenta [1]	96,433	5,812,981
Pharmaceuticals - 0.6%
Organon & Co	399,157	7,504,152
Total		86,244,279

Industrials – 28.1%
Aerospace & Defense - 4.9%
AAR Corp. [1]	144,087	8,626,489
Astronics Corporation [1]	447,946	8,528,892
BWX Technologies	42,912	4,403,629
Ducommun [1]	144,106	7,392,638
Kratos Defense & Security Solutions [1]	380,639	6,996,145
Leonardo DRS [1]	372,980	8,239,128
Mercury Systems [1]	134,331	3,962,764
Triumph Group [1]	627,965	9,444,594
V2X [1]	135,054	6,308,372
		63,902,651
Air Freight & Logistics - 0.9%
Hub Group Cl. A	184,692	7,982,389
Radiant Logistics [1]	690,429	3,742,125
		11,724,514
Building Products - 1.5%
Gibraltar Industries [1]	91,126	7,338,377
Insteel Industries	163,709	6,256,958
Resideo Technologies [1]	271,442	6,085,729
		19,681,064
Commercial Services & Supplies - 3.0%
ACV Auctions Cl. A [1]	317,617	5,961,671
CECO Environmental [1]	441,894	10,172,400
Healthcare Services Group [1]	765,772	9,556,835
Vestis	191,813	3,696,236
VSE Corporation	124,903	9,992,240
		39,379,382
Construction & Engineering - 4.5%
Arcosa	31,604	2,713,520
Argan	108,087	5,462,717
Concrete Pumping Holdings [1]	700,348	5,532,749
Construction Partners Cl. A [1]	86,428	4,852,932
Limbach Holdings [1]	138,234	5,725,652
Matrix Service [1]	437,163	5,696,234
Northwest Pipe [1]	260,843	9,046,035
Orion Group Holdings [1]	1,001,607	8,213,177
Primoris Services	219,171	9,330,110
Sterling Infrastructure [1]	22,499	2,481,865
		59,054,991
Electrical Equipment - 0.5%
American Superconductor [1]	404,507	5,464,890
Babcock & Wilcox Enterprises [1]	1,054,826	1,191,953
Power Solutions International [1,5]	106,222	233,688
		6,890,531
Machinery - 5.6%
Chart Industries [1]	47,459	7,817,446
Commercial Vehicle Group [1]	996,230	6,405,759
Enpro	36,130	6,097,660
Evercel [1,5]	203,243	152,432
Helios Technologies	120,965	5,405,926
Hurco Companies	66,287	1,336,346
Luxfer Holdings	407,661	4,227,445
Manitex International [1]	923,051	6,332,130
Mayville Engineering [1]	404,101	5,790,767
Shyft Group (The)	366,282	4,549,222
Terex Corporation	72,564	4,673,122
Trinity Industries	208,162	5,797,312
Twin Disc	272,932	4,511,566
Wabash National	332,635	9,959,092
		73,056,225
Passenger Airlines - 0.3%
Allegiant Travel	55,397	4,166,408
Professional Services - 3.5%
Conduent [1]	1,328,164	4,489,194
Korn Ferry	135,697	8,923,435
Mistras Group [1]	916,132	8,758,222
Resources Connection	486,374	6,400,682
TaskUS Cl. A [1]	298,168	3,473,657
TrueBlue [1]	302,991	3,793,447
TTEC Holdings	268,343	2,782,717
WNS Holdings [1]	138,256	6,986,076
		45,607,430
Trading Companies & Distributors - 3.4%
Air Lease Cl. A	178,192	9,166,196
DNOW [1]	357,739	5,437,633
Herc Holdings	40,976	6,896,261
Hudson Technologies [1]	531,051	5,846,872
MRC Global [1]	584,254	7,344,073
WESCO International	51,744	8,862,712
		43,553,747
Total		367,016,943

Information Technology – 19.7%
Communications Equipment - 3.0%
Applied Optoelectronics [1]	410,919	5,695,337
Aviat Networks [1]	193,665	7,425,116
Clearfield [1,3]	156,318	4,820,847
Comtech Telecommunications [1]	254,304	872,263
Digi International [1]	319,930	10,215,365
DZS [1,3]	964,823	1,273,566
Infinera Corporation [1]	757,137	4,565,536
Ribbon Communications [1]	1,253,634	4,011,629
		38,879,659
Electronic Equipment, Instruments & Components - 7.0%
Advanced Energy Industries	59,217	6,038,950
Arlo Technologies [1,3]	829,544	10,493,732
Benchmark Electronics	307,089	9,215,741
Coherent Corp. [1]	118,727	7,197,231
CTS Corporation	169,623	7,936,660
Fabrinet [1]	15,129	2,859,683
FARO Technologies [1]	268,274	5,770,574
Frequency Electronics [1]	230,364	2,508,664
Identiv [1]	757,524	5,999,590
IPG Photonics [1]	73,685	6,682,493
Knowles Corporation [1]	497,223	8,005,290
nLIGHT [1]	590,742	7,679,646
SmartRent Cl. A [1]	1,185,020	3,175,854
VIA optronics ADR [1]	802,732	634,158
Vishay Intertechnology	96,109	2,179,752
Vishay Precision Group [1]	125,119	4,420,454
		90,798,472
IT Services - 1.2%
Applied Digital [1,3]	537,267	2,299,503
Grid Dynamics Holdings [1]	337,234	4,144,606
Kyndryl Holdings [1]	445,818	9,700,999
		16,145,108
Semiconductors & Semiconductor Equipment - 5.7%
Alpha and Omega Semiconductor [1]	250,197	5,514,342
Amkor Technology	154,091	4,967,894
Amtech Systems [1,4]	721,623	3,903,980
Cohu [1]	204,459	6,814,619
FormFactor [1]	206,065	9,402,746
Ichor Holdings [1]	227,643	8,791,573
inTEST Corporation [1]	366,181	4,851,898
Kulicke & Soffa Industries	135,276	6,805,736
Onto Innovation [1]	18,238	3,302,537
Ultra Clean Holdings [1]	219,681	10,092,145
Veeco Instruments [1]	263,802	9,277,916
		73,725,386
Software - 1.6%
A10 Networks	448,069	6,134,064
LiveRamp Holdings [1]	106,036	3,658,242
Marin Software [1]	72,937	22,246
SecureWorks Corp. Cl. A [1]	749,385	5,035,867
Viant Technology Cl. A [1]	624,757	6,659,910
		21,510,329
Technology Hardware, Storage & Peripherals - 1.2%
Eastman Kodak [1]	280,230	1,387,139
Immersion Corporation	660,500	4,940,540
Intevac [1,4]	1,353,654	5,198,031
Xerox Holdings	265,078	4,744,896
		16,270,606
Total		257,329,560

Materials – 7.3%
Chemicals - 1.9%
Arcadium Lithium [1,3]	809,861	3,490,501
Aspen Aerogels [1]	454,632	8,001,523
Mativ Holdings	498,085	9,339,094
Tronox Holdings	262,082	4,547,123
		25,378,241
Construction Materials - 0.7%
Summit Materials Cl. A [1]	215,995	9,626,897
Containers & Packaging - 0.4%
TriMas Corporation	188,410	5,036,199
Metals & Mining - 4.3%
ATI [1]	192,819	9,866,548
Capstone Copper [1]	971,474	6,182,205
Carpenter Technology	139,990	9,998,086
Commercial Metals	135,648	7,972,033
Ferroglobe	1,276,083	6,354,894
Major Drilling Group International [1]	1,049,526	6,973,337
Metallus [1]	380,541	8,467,037
Noranda Aluminum Holding Corporation [1,2]	488,157	0
		55,814,140
Total		95,855,477

Real Estate – 0.1%
Real Estate Management & Development - 0.1%
Fathom Holdings [1,3]	360,679	717,751
Total		717,751

TOTAL COMMON STOCKS
(Cost $955,305,727)		1,260,185,672

REPURCHASE AGREEMENT – 3.6%
Fixed Income Clearing Corporation, 4.75% dated 3/28/24, due 4/1/24, maturity value $46,172,097 (collateralized by obligations of U.S. Government Agencies, 4.25% due 12/31/25, valued at $47,070,760) (Cost $46,147,741)		46,147,741

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.3%
Money Market Funds Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-5.18%) (Cost $4,198,048)	4,198,048	4,198,048

TOTAL INVESTMENTS – 100.5%
(Cost $1,005,651,516)		1,310,531,461

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%		(6,354,789)

NET ASSETS – 100.0%		$1,304,176,672

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP SPECIAL EQUITY FUND

MARCH 31, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 84.4%

Communication Services – 3.8%
Media - 3.8%
TEGNA	1,982,000	$29,611,080
Total		29,611,080

Consumer Discretionary – 14.3%
Automobile Components - 4.1%
Standard Motor Products	936,100	31,406,155
Broadline Retail - 2.6%
Macy’s	985,000	19,690,150
Diversified Consumer Services - 0.9%
H&R Block	140,000	6,875,400
Hotels, Restaurants & Leisure - 0.4%
Nathan’s Famous	41,000	2,902,800
Household Durables - 1.0%
Ethan Allen Interiors	225,000	7,778,250
Specialty Retail - 1.7%
ODP Corporation (The) [1]	243,000	12,891,150
Textiles, Apparel & Luxury Goods - 3.6%
Movado Group	1,005,500	28,083,615
Total		109,627,520

Consumer Staples – 10.3%
Consumer Staples Distribution & Retail - 4.8%
Ingles Markets Cl. A	480,000	36,806,400
Food Products - 4.2%
John B. Sanfilippo & Son	303,500	32,146,720
Household Products - 1.3%
Oil-Dri Corporation of America	134,000	9,991,040
Total		78,944,160

Energy – 1.3%
Energy Equipment & Services - 1.3%
RPC	982,000	7,600,680
U.S. Silica Holdings [1]	180,000	2,233,800
Total		9,834,480

Financials – 4.7%
Capital Markets - 4.7%
Diamond Hill Investment Group	139,500	21,506,715
Federated Hermes Cl. B	301,000	10,872,120
GAMCO Investors Cl. A [5]	160,000	3,433,600
Total		35,812,435

Industrials – 28.4%
Building Products - 4.1%
Insteel Industries	410,000	15,670,200
UFP Industries	126,500	15,560,765
		31,230,965
Commercial Services & Supplies - 3.4%
Ennis	1,283,000	26,314,330
Electrical Equipment - 13.5%
Atkore	136,500	25,984,140
Encore Wire	229,600	60,334,288

Preformed Line Products	134,000	17,241,780
		103,560,208
Machinery - 6.6%
Gencor Industries [1,4]	910,000	15,187,900
Hurco Companies	125,000	2,520,000
Miller Industries	54,500	2,730,450
Mueller Industries	557,000	30,039,010
		50,477,360
Professional Services - 0.8%
Resources Connection	491,500	6,468,140
Total		218,051,003

Information Technology – 8.6%
Electronic Equipment, Instruments & Components - 4.8%
Vishay Intertechnology	1,604,500	36,390,060
Semiconductors & Semiconductor Equipment - 3.8%
NVE Corporation [4]	326,500	29,443,770
Total		65,833,830

Materials – 9.8%
Chemicals - 1.6%
Huntsman	478,000	12,442,340
Construction Materials - 3.9%
United States Lime & Minerals	100,000	29,814,000
Metals & Mining - 1.4%
Commercial Metals	93,500	5,494,995
Metallus [1]	242,000	5,384,500
		10,879,495
Paper & Forest Products - 2.9%
Sylvamo	354,000	21,855,960
Total		74,991,795

Real Estate – 3.2%
Real Estate Management & Development - 3.2%
Marcus & Millichap	719,000	24,568,230
Total		24,568,230

TOTAL COMMON STOCKS
(Cost $455,034,582)		647,274,533

REPURCHASE AGREEMENT – 15.4%
Fixed Income Clearing Corporation, 4.75% dated 3/28/24, due 4/1/24, maturity value $117,770,936 (collateralized by obligations of U.S. Government Agencies, 4.25% due 12/31/25, valued at $120,063,074) (Cost $117,708,812)		117,708,812

TOTAL INVESTMENTS – 99.8%
(Cost $572,743,394)		764,983,345

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.2%		1,668,133

NET ASSETS – 100.0%		$766,651,478

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP TOTAL RETURN FUND

MARCH 31, 2024 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.6%

Communication Services – 5.9%
Diversified Telecommunication Services - 1.9%
IDT Corporation Cl. B	516,334	$19,522,589
Interactive Media & Services - 4.0%
Shutterstock	441,834	20,240,415
Ziff Davis [1]	353,895	22,309,541
		42,549,956
Total		62,072,545

Consumer Discretionary – 9.8%
Hotels, Restaurants & Leisure - 1.1%
Denny’s Corporation [1]	1,276,178	11,434,555
Household Durables - 1.5%
Helen of Troy [1]	142,808	16,457,194
Leisure Products - 1.5%
YETI Holdings [1]	404,181	15,581,177
Specialty Retail - 5.7%
Academy Sports and Outdoors	130,892	8,840,446
Advance Auto Parts	424,167	36,092,370
OneWater Marine Cl. A [1]	521,483	14,679,746
		59,612,562
Total		103,085,488

Energy – 5.4%
Energy Equipment & Services - 5.4%
Cactus Cl. A	218,285	10,933,895
Core Laboratories	844,449	14,423,189
Dril-Quip [1]	523,443	11,793,171
Pason Systems	1,693,331	19,551,657
Total		56,701,912

Financials – 35.7%
Banks - 15.6%
Atlantic Union Bankshares	275,322	9,721,620
BankUnited	530,997	14,867,916
First Bancshares (The)	321,909	8,353,539
HBT Financial	193,586	3,685,877
Hingham Institution for Savings	93,688	16,344,808
Home BancShares	857,928	21,079,291
Independent Bank Group	390,413	17,822,353
Origin Bancorp	503,740	15,736,838
Seacoast Banking Corporation of Florida	501,867	12,742,403
TowneBank	338,293	9,492,502
Valley National Bancorp	1,640,328	13,057,011
Western Alliance Bancorp	141,422	9,077,878
Wintrust Financial	112,152	11,707,547
		163,689,583
Capital Markets - 2.9%
GCM Grosvenor Cl. A	1,773,765	17,134,570
Tel Aviv Stock Exchange	1,984,631	13,391,543
		30,526,113
Consumer Finance - 2.5%
Encore Capital Group [1]	230,299	10,503,937
PRA Group [1]	587,285	15,316,393
		25,820,330

Financial Services - 4.8%
Compass Diversified Holdings	611,993	14,730,672
NewtekOne	1,037,727	11,414,997
Repay Holdings Cl. A [1]	2,244,751	24,692,261
		50,837,930
Insurance - 9.9%
Assured Guaranty	187,177	16,331,193
Axis Capital Holdings	424,482	27,599,820
International General Insurance Holdings [4]	2,706,712	36,648,880
RenaissanceRe Holdings	79,887	18,775,842
Stewart Information Services	66,609	4,333,582
		103,689,317
Total		374,563,273

Industrials – 16.0%
Building Products - 1.4%
UFP Industries	121,311	14,922,466
Commercial Services & Supplies - 3.3%
Healthcare Services Group [1]	1,953,254	24,376,610
Vestis	523,903	10,095,611
		34,472,221
Machinery - 1.4%
Douglas Dynamics	202,001	4,872,264
Timken Company (The)	108,862	9,517,805
		14,390,069
Professional Services - 3.3%
Barrett Business Services	158,315	20,061,677
KBR	233,507	14,865,055
		34,926,732
Trading Companies & Distributors - 6.6%
Air Lease Cl. A	488,187	25,112,339
Applied Industrial Technologies	79,599	15,724,782
FTAI Aviation	247,056	16,626,869
MSC Industrial Direct Cl. A	125,514	12,179,879
		69,643,869
Total		168,355,357

Information Technology – 16.2%
Electronic Equipment, Instruments & Components - 5.5%
Bel Fuse Cl. B	213,088	12,851,337
Coherent Corp. [1]	390,930	23,698,177
Vontier Corporation	468,242	21,239,457
		57,788,971
IT Services - 4.4%
Hackett Group (The)	858,953	20,872,558
Kyndryl Holdings [1]	1,185,978	25,806,881
		46,679,439
Semiconductors & Semiconductor Equipment - 3.2%
Kulicke & Soffa Industries	429,589	21,612,623
MKS Instruments	89,795	11,942,735
		33,555,358
Software - 3.1%
Sapiens International	348,558	11,209,625
Teradata Corporation [1]	540,448	20,899,124
		32,108,749
Total		170,132,517

Materials – 6.7%
Chemicals - 3.9%
Element Solutions	901,596	22,521,868
Ingevity Corporation [1]	386,236	18,423,457
		40,945,325

Containers & Packaging - 2.8%
Graphic Packaging Holding Company	290,943	8,489,717
Silgan Holdings	423,301	20,555,497
		29,045,214
Total		69,990,539

Real Estate – 0.9%
Office REITs - 0.9%
Equity Commonwealth [1]	530,665	10,018,955
Total		10,018,955

TOTAL COMMON STOCKS
(Cost $792,161,929)		1,014,920,586

REPURCHASE AGREEMENT – 3.2%
Fixed Income Clearing Corporation, 4.75% dated 3/28/24, due 4/1/24, maturity value $33,270,373 (collateralized by obligations of U.S. Government Agencies, 4.25% due 12/31/25, valued at $33,917,922) (Cost $33,252,823)		33,252,823

TOTAL INVESTMENTS – 99.8%
(Cost $825,414,752)		1,048,173,409

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		1,863,325

NET ASSETS – 100.0%		$1,050,036,734

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP VALUE FUND

MARCH 31, 2024 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 98.4%

Communication Services – 2.7%
Media - 2.7%
Entravision Communications Cl. A	35,326	$57,935
Saga Communications Cl. A	66,973	1,494,168
TEGNA	124,429	1,858,969
Total		3,411,072

Consumer Discretionary – 21.8%
Automobile Components - 0.7%
Visteon Corporation [1]	7,678	903,010
Diversified Consumer Services - 0.0%
frontdoor [1]	394	12,836
Hotels, Restaurants & Leisure - 1.7%
Bloomin’ Brands	76,052	2,181,171
Household Durables - 6.8%
M/I Homes [1]	17,095	2,329,878
Meritage Homes	10,409	1,826,363
PulteGroup	20,411	2,461,975
Tri Pointe Homes [1]	49,964	1,931,608
		8,549,824
Specialty Retail - 9.1%
Buckle (The)	41,456	1,669,433
Caleres	53,573	2,198,100
Destination XL Group [1]	265,121	954,436
Haverty Furniture	38,823	1,324,641
Shoe Carnival	67,846	2,485,877
Signet Jewelers	16,625	1,663,664
Williams-Sonoma	3,957	1,256,466
		11,552,617
Textiles, Apparel & Luxury Goods - 3.5%
Carter’s	18,726	1,585,718
Kontoor Brands	30,239	1,821,900
Oxford Industries	7,495	842,438
Steven Madden	3,120	131,913
		4,381,969
Total		27,581,427

Consumer Staples – 2.7%
Consumer Staples Distribution & Retail - 2.7%
Ingles Markets Cl. A	18,280	1,401,710
Village Super Market Cl. A	68,368	1,956,009
Total		3,357,719

Energy – 11.3%
Energy Equipment & Services - 1.5%
Helmerich & Payne	46,022	1,935,685
Oil, Gas & Consumable Fuels - 9.8%
Chord Energy	10,329	1,841,041
Civitas Resources	23,417	1,777,585
Dorchester Minerals L.P.	53,102	1,790,599
Matador Resources	20,500	1,368,785
Riley Exploration Permian	50,028	1,650,924
SilverBow Resources [1]	55,826	1,905,900

SM Energy	41,580	2,072,763
		12,407,597
Total		14,343,282

Financials – 17.7%
Banks - 12.8%
Citizens Community Bancorp	57,815	702,452
CNB Financial	78,064	1,591,725
Dime Community Bancshares	91,586	1,763,946
Heritage Financial	91,710	1,778,257
Mid Penn Bancorp	70,072	1,402,141
Princeton Bancorp	15,038	462,870
Riverview Bancorp	80,771	381,239
Summit Financial Group	48,309	1,312,072
Timberland Bancorp	48,931	1,317,222
TrustCo Bank Corp NY	46,536	1,310,454
Unity Bancorp	59,171	1,633,120
Univest Financial	89,224	1,857,644
Western New England Bancorp	90,819	696,582
		16,209,724
Capital Markets - 1.8%
Evercore Cl. A	11,539	2,222,296
Financial Services - 1.6%
International Money Express [1]	88,794	2,027,167
Insurance - 1.5%
Tiptree	108,013	1,866,464
Total		22,325,651

Health Care – 6.2%
Biotechnology - 1.4%
Catalyst Pharmaceuticals [1]	111,097	1,770,886
Health Care Providers & Services - 2.4%
Cross Country Healthcare [1]	62,378	1,167,716
Molina Healthcare [1]	4,590	1,885,710
		3,053,426
Pharmaceuticals - 2.4%
Collegium Pharmaceutical [1]	42,624	1,654,664
SIGA Technologies	155,320	1,329,539
		2,984,203
Total		7,808,515

Industrials – 18.3%
Air Freight & Logistics - 1.0%
Hub Group Cl. A	29,166	1,260,555
Building Products - 2.5%
Quanex Building Products	48,403	1,860,127
UFP Industries	10,214	1,256,424
		3,116,551
Construction & Engineering - 1.4%
Northwest Pipe [1]	16,371	567,746
Sterling Infrastructure [1]	10,819	1,193,444
		1,761,190
Electrical Equipment - 1.0%
Preformed Line Products	9,534	1,226,740
Ground Transportation - 3.8%
ArcBest Corporation	15,253	2,173,552
Schneider National Cl. B	55,048	1,246,287
Universal Logistics Holdings	37,511	1,383,031
		4,802,870
Machinery - 2.5%
Allison Transmission Holdings	17,592	1,427,766
Commercial Vehicle Group [1]	15,967	102,668

Wabash National	57,003	1,706,670
		3,237,104
Marine Transportation - 2.0%
Genco Shipping & Trading	47,667	969,070
Pangaea Logistics Solutions	226,065	1,575,673
		2,544,743
Professional Services - 4.1%
Barrett Business Services	15,268	1,934,761
IBEX [1]	119,594	1,845,335
Korn Ferry	21,348	1,403,845
		5,183,941
Total		23,133,694

Information Technology – 15.3%
Communications Equipment - 1.5%
Aviat Networks [1]	49,154	1,884,564
Electronic Equipment, Instruments & Components - 12.5%
Bel Fuse Cl. B	26,396	1,591,943
ePlus [1]	28,370	2,228,180
Flex [1]	67,666	1,935,924
Insight Enterprises [1]	5,898	1,094,197
Jabil	11,619	1,556,365
Kimball Electronics [1]	61,404	1,329,397
PC Connection	17,475	1,152,127
Sanmina Corporation [1]	30,040	1,867,887
TD SYNNEX	11,370	1,285,947
Vishay Intertechnology	76,965	1,745,566
		15,787,533
Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology	33,545	1,081,491
Software - 0.5%
Adeia	59,248	646,988
Total		19,400,576

Materials – 1.3%
Metals & Mining - 1.3%
Ryerson Holding	49,143	1,646,290
Total		1,646,290

Real Estate – 1.1%
Real Estate Management & Development - 1.1%
RMR Group (The) Cl. A	56,624	1,358,976
Total		1,358,976

TOTAL COMMON STOCKS
(Cost $89,042,517)		124,367,202

REPURCHASE AGREEMENT – 1.4%
Fixed Income Clearing Corporation, 4.75% dated 3/28/24, due 4/1/24, maturity value $1,802,486 (collateralized by obligations of U.S. Government Agencies, 4.25% due 12/31/25, valued at $1,837,570) (Cost $1,801,535)		1,801,535

TOTAL INVESTMENTS – 99.8%
(Cost $90,844,052)		126,168,737

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		313,081

NET ASSETS – 100.0%		$126,481,818

SCHEDULES OF INVESTMENTS

ROYCE SMALLER-COMPANIES GROWTH FUND

MARCH 31, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.7%

Communication Services – 0.0%
Interactive Media & Services - 0.0%
Reddit Cl. A [1],[3]	400	$19,728
Total		19,728

Consumer Discretionary – 8.4%
Hotels, Restaurants & Leisure - 6.7%
Bragg Gaming Group [1]	234,000	1,432,107
DraftKings Cl. A [1]	92,000	4,177,720
Kura Sushi USA Cl. A [1]	27,000	3,109,320
Texas Roadhouse	26,000	4,016,220
		12,735,367
Household Durables - 1.7%
Installed Building Products	13,000	3,363,490
Total		16,098,857

Consumer Staples – 3.7%
Beverages - 1.2%
Celsius Holdings [1]	27,000	2,238,840
Food Products - 2.5%
Freshpet [1]	41,000	4,750,260
Total		6,989,100

Energy – 3.3%
Energy Equipment & Services - 3.0%
Cactus Cl. A	38,000	1,903,420
Oceaneering International [1]	83,000	1,942,200
Tidewater [1]	20,500	1,886,000
		5,731,620
Oil, Gas & Consumable Fuels - 0.3%
Uranium Energy [1]	77,000	519,750
Total		6,251,370

Financials – 8.2%
Banks - 4.6%
Atlantic Union Bankshares	83,000	2,930,730
Customers Bancorp [1]	25,000	1,326,500
Seacoast Banking Corporation of Florida	107,000	2,716,730
Webster Financial	35,000	1,776,950
		8,750,910
Capital Markets - 0.6%
Open Lending [1]	176,000	1,101,760
Consumer Finance - 0.4%
Encore Capital Group [1]	18,000	820,980
Financial Services - 2.6%
AvidXchange Holdings [1]	223,000	2,932,450
Cantaloupe [1]	314,000	2,019,020
		4,951,470
Total		15,625,120

Health Care – 17.5%
Biotechnology - 5.5%
Alkermes [1]	15,000	406,050
ARS Pharmaceuticals [1],[3]	217,000	2,217,740
Avid Bioservices [1]	341,000	2,284,700
Catalyst Pharmaceuticals [1]	25,000	398,500

Cytokinetics [1]	14,250	999,067
MeiraGTx Holdings [1]	146,337	888,266
PureTech Health [1]	1,166,000	3,274,458
		10,468,781
Health Care Equipment & Supplies - 4.9%
Alphatec Holdings [1]	223,000	3,075,170
CVRx [1]	114,000	2,075,940
SI-BONE [1]	145,000	2,373,650
TransMedics Group [1]	24,000	1,774,560
		9,299,320
Health Care Providers & Services - 1.5%
Hims & Hers Health Cl. A [1]	181,000	2,800,070
Life Sciences Tools & Services - 2.7%
Azenta [1]	52,000	3,134,560
BioLife Solutions [1]	111,000	2,059,050
		5,193,610
Pharmaceuticals - 2.9%
Axsome Therapeutics [1]	13,000	1,037,400
Corcept Therapeutics [1]	64,000	1,612,160
Harrow [1],[3]	116,700	1,543,941
Intra-Cellular Therapies [1]	15,500	1,072,600
Liquidia Corporation [1],[3]	24,000	354,000
		5,620,101
Total		33,381,882

Industrials – 22.2%
Aerospace & Defense - 3.4%
AeroVironment [1]	25,000	3,832,000
BWX Technologies	26,500	2,719,430
		6,551,430
Air Freight & Logistics - 0.8%
GXO Logistics [1]	27,000	1,451,520
Commercial Services & Supplies - 4.6%
ACV Auctions Cl. A [1]	169,000	3,172,130
VSE Corporation	70,000	5,600,000
		8,772,130
Construction & Engineering - 2.2%
Badger Infrastructure Solutions	38,500	1,426,821
Bowman Consulting Group [1]	79,000	2,748,410
		4,175,231
Ground Transportation - 0.3%
RXO [1]	25,000	546,750
Machinery - 1.0%
ATS [1]	25,500	858,064
Symbotic Cl. A [1],[3]	23,500	1,057,500
		1,915,564
Professional Services - 3.0%
LegalZoom.com [1]	251,000	3,348,340
Paylocity Holding [1]	13,786	2,369,262
		5,717,602
Trading Companies & Distributors - 6.9%
Distribution Solutions Group [1]	119,111	4,226,058
FTAI Aviation	86,000	5,787,800
Herc Holdings	19,000	3,197,700
		13,211,558
Total		42,341,785

Information Technology – 30.4%
Communications Equipment - 0.9%
Applied Optoelectronics [1]	115,000	1,593,900
Electronic Equipment, Instruments & Components - 4.1%
Evolv Technologies Holdings [1]	379,000	1,686,550

Iteris [1]	289,474	1,430,002
Mirion Technologies Cl. A [1]	183,000	2,080,710
NAPCO Security Technologies	66,000	2,650,560
		7,847,822
IT Services - 1.3%
Couchbase [1]	93,000	2,446,830
Semiconductors & Semiconductor Equipment - 9.0%
Credo Technology Group Holding [1]	105,000	2,224,950
Impinj [1]	30,555	3,923,567
indie Semiconductor Cl. A [1],[3]	343,000	2,428,440
PDF Solutions [1]	82,000	2,760,940
Semtech Corporation [1]	107,000	2,941,430
Silicon Laboratories [1]	20,500	2,946,260
		17,225,587
Software - 15.1%
Agilysys [1]	35,000	2,949,100
C3.ai Cl. A [1],[3]	44,000	1,191,080
Coveo Solutions [1]	425,000	3,225,425
CyberArk Software [1],[3]	17,000	4,515,710
Descartes Systems Group (The) [1]	32,033	2,931,980
DoubleVerify Holdings [1]	45,000	1,582,200
JFrog [1]	116,318	5,143,582
NextNav [1]	336,894	2,216,763
Sprout Social Cl. A [1]	50,000	2,985,500
Vertex Cl. A [1]	35,000	1,111,600
Zeta Global Holdings Cl. A [1]	87,000	950,910
		28,803,850
Total		57,917,989

Materials – 3.3%
Chemicals - 1.7%
Albemarle Corporation	4,000	526,960
Bioceres Crop Solutions [1],[3]	215,000	2,721,900
		3,248,860
Metals & Mining - 1.6%
AMG Critical Materials	25,000	567,475
Carpenter Technology	19,000	1,356,980
Lithium Royalty [1]	208,000	1,140,925
		3,065,380
Total		6,314,240

Real Estate – 1.7%
Office REITs - 0.5%
Postal Realty Trust Cl. A	70,000	1,002,400
Real Estate Management & Development - 1.2%
DigitalBridge Group Cl. A	117,000	2,254,590
Total		3,256,990

TOTAL COMMON STOCKS
(Cost $140,397,009)		188,197,061

REPURCHASE AGREEMENT – 2.3%
Fixed Income Clearing Corporation, 4.75% dated 3/28/24, due 4/1/24, maturity value $4,438,032 (collateralized by obligations of U.S. Government Agencies, 4.25% due 12/31/25, valued at $4,524,422) (Cost $4,435,691)		4,435,691

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.5%
Money Market Funds Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-5.18%) (Cost $2,771,450)	2,771,450	2,771,450

TOTAL INVESTMENTS – 102.5%
(Cost $147,604,150)		195,404,202

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.5)%		(4,733,136)

NET ASSETS – 100.0%		$190,671,066

ADR – American Depository Receipt
[1]	Non-income producing.
[2]	Securities for which market quotations are not readily available represent 0.0% and 0.0% of net assets for Royce Micro-Cap Fund and Royce Small-Cap Opportunity Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[3]	All or a portion of these securities were on loan as of March 31, 2024.
[4]	As of March 31, 2024, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[5]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Tax Information:

As of March 31, 2024, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Royce Dividend Value Fund	$26,976,949	$41,952,401	$42,102,284	$149,883
Royce Global Financial Services Fund	15,240,292	13,982,581	14,864,457	881,876
Royce International Premier Fund	445,748,020	16,154,914	63,322,509	47,167,595
Royce Micro-Cap Fund	231,361,573	86,856,565	118,188,447	31,331,882
Royce Pennsylvania Mutual Fund	1,263,971,279	703,587,747	757,203,407	53,615,660
Royce Premier Fund	847,654,549	655,413,409	690,197,845	34,784,436
Royce Small-Cap Opportunity Fund	1,012,382,173	298,149,288	401,010,097	102,860,809
Royce Small-Cap Special Equity Fund	572,760,184	192,223,161	205,726,261	13,503,100
Royce Small-Cap Total Return Fund	827,811,392	220,362,017	248,351,146	27,989,129
Royce Small-Cap Value Fund	91,176,440	34,992,297	37,387,293	2,394,996
Royce Smaller-Companies Growth Fund	147,836,773	47,567,429	54,476,103	6,908,674

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Dividend Value Fund, Royce Global Financial Services Fund, Royce International Premier Fund, Royce Micro-Cap Fund, Royce Pennsylvania Mutual Fund, Royce Premier Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund and Royce Smaller-Companies Growth Fund (the “Fund” or “Funds”), are the eleven series of The Royce Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust’s Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;
●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security; the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of March 31, 2024. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Royce Dividend Value Fund
Common Stocks	$64,286,680	$–	$–	$64,286,680
Repurchase Agreement	–	4,642,670	–	4,642,670
Royce Global Financial Services Fund
Common Stocks	29,038,598	–	–	29,038,598
Repurchase Agreement	–	184,275	–	184,275
Royce International Premier Fund
Common Stocks	429,744,928	–	–	429,744,928
Preferred Stocks	8,454,960	–	–	8,454,960
Repurchase Agreement	–	23,703,046	–	23,703,046
Royce Micro-Cap Fund
Common Stocks	308,950,713	–	0	308,950,713
Repurchase Agreement	–	8,414,365	–	8,414,365
Money Market Fund/Collateral Received for Securities Loaned	853,060	–	–	853,060
Royce Pennsylvania Mutual Fund
Common Stocks	1,940,059,474	–	–	1,940,059,474
Repurchase Agreement	–	24,255,227	–	24,255,227
Money Market Fund/Collateral Received for Securities Loaned	3,244,325	–	–	3,244,325
Royce Premier Fund
Common Stocks	1,420,960,514	–	–	1,420,960,514
Repurchase Agreement	–	82,107,444	–	82,107,444
Royce Small-Cap Opportunity Fund
Common Stocks	1,259,799,551	386,121	0	1,260,185,672
Repurchase Agreement	–	46,147,741	–	46,147,741
Money Market Fund/Collateral Received for Securities Loaned	4,198,048	–	–	4,198,048
Royce Small-Cap Special Equity Fund
Common Stocks	643,840,933	3,433,600	–	647,274,533
Repurchase Agreement	–	117,708,812	–	117,708,812
Royce Small-Cap Total Return Fund
Common Stocks	1,014,920,586	–	–	1,014,920,586
Repurchase Agreement	–	33,252,823	–	33,252,823
Royce Small-Cap Value Fund
Common Stocks	124,367,202	–	–	124,367,202
Repurchase Agreement	–	1,801,535	–	1,801,535
Royce Smaller-Companies Growth Fund
Common Stocks	188,197,061	–	–	188,197,061
Repurchase Agreement	–	4,435,691	–	4,435,691
Money Market Fund/Collateral Received for Securities Loaned	2,771,450	–	–	2,771,450

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of March 31, 2024, are next business day and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of March 31, 2024:

		Securities on Loan
	Cash Collateral[1]	Collateralized by Cash Collateral	Net Amount
Royce Micro-Cap Fund	$ 853,060	$ (867,458)	$ (14,398)
Royce Pennsylvania Mutual Fund	3,244,325	(3,295,990)	(51,665)
Royce Small-Cap Opportunity Fund	4,198,048	(3,992,782)	205,266
Royce Smaller-Companies Growth Fund	2,771,450	(2,696,097)	75,353

1 The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of March 31, 2024:

		Securities on Loan
	Non-Cash Collateral	Collateralized by Non-Cash Collateral	Net Amount
Royce Micro-Cap Fund	$5,222,668	$(5,103,972)	$118,696
Royce Pennsylvania Mutual Fund	415,314	(405,903)	9,411
Royce Small-Cap Opportunity Fund	4,871,761	(4,760,894)	110,867
Royce Smaller-Companies Growth Fund	7,994,957	(7,746,056)	248,901

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, is a company in which a Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2024:

Affiliated Company[1]	Shares 12/31/23	Market Value 12/31/23	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 3/31/24	Market Value 3/31/24
Royce Small-Cap Opportunity Fund
Consumer Discretionary – 0.6%
Textiles, Apparel & Luxury Goods – 0.6%
Lakeland Industries[2]	437,480	$8,110,879	$193,828	$–	$–	$(74,319)	$13,124	449,748	$8,230,388
		8,110,879			–	(74,319)	13,124		8,230,388
Information Technology – 0.7%

Semiconductors & Semiconductor Equipment – 0.3%
Amtech Systems[2,3]	692,350	2,907,870	127,239	–	–	868,871	–	721,623	3,903,980

Technology Hardware, Storage & Peripherals – 0.4%
Intevac[2,3]	1,344,751	5,809,325	37,885	–	–	(649,179)	–	1,353,654	5,198,031
		8,717,195			–	219,692	–		9,102,011
		16,828,074			–	145,373	13,124		17,332,399
Royce Small-Cap Special Equity Fund
Industrials – 2.0%
Machinery – 2.0%
Gencor Industries[2,3]	91,000	14,687,400	–	–	–	500,500	–	910,000	15,187,900
		14,687,400			–	500,500	–		15,187,900
Information Technology – 3.8%
Semiconductors & Semiconductor Equipment – 3.8%
NVE Corporation[2]	326,500	25,607,395	–	–	–	3,836,375	326,500	326,500	29,443,770
		25,607,395			–	3,836,375	326,500		29,443,770
		40,294,795			–	4,336,875	326,500		44,631,670

Royce Small-Cap Total Return Fund
Financials – 3.5%
Insurance – 3.5%
International General Insurance Holdings[2]	2,674,312	34,445,139	398,038	–	–	1,805,703	1,380,423	2,706,712	36,648,880
		34,445,139			–	1,805,703	1,380,423		36,648,880

[1]	Percentages represent the percentages of the investments in Affiliated Companies of the Fund’s net assets.
[2]	As of March 31, 2024, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[3]	Non-income producing.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).